2. Summary of Significant Accounting Policies: (i) Revenue Recognition (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Cost of goods sold	$ 5,667
Gross profit	5,900
Online Fraud Protection Services
Sales Revenue, Services, Net	2,725
Cost of goods sold	1,821
Gross profit	$ 904